Capital Structure (10-Q) (Details) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Structure [Abstract]
Common stock, shares authorized (in shares)	750,000	750,000	750,000
Common stock, voting rights	Each holder of common stock is entitled to one vote for each share held.	Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
March 2011 Equity Financing [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)	1.50%	1.50%
March 2011 Equity Financing [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)	6.00%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)	12.00%	12.00%